Interest income and expenses, and similar accounts - Summary of information about interest income (expense) (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Interest and similar income
Interest on loan portfolio	S/ 3,830,595	S/ 3,356,718	S/ 3,201,545
Interest on investments at fair value through other comprehensive income	723,796	761,411
Interest on available-for sale investments	0		513,545
Interest on due from banks and inter-bank funds	121,550	51,592	30,057
Interest on investments at amortized cost	93,454	86,215
Interest on held-to-maturity investments	0		44,452
Dividends on financial instruments	74,698	61,725	16,659
Other interest and similar income	3,123	3,621	2,762
Total	4,847,216	4,321,282	3,809,020
Interest and similar expenses
Interest and fees on deposits and obligations	(705,824)	(562,495)	(534,211)
Interest on bonds, notes and other obligations	(455,784)	(386,747)	(317,606)
Interest and fees on obligations with financial institutions	(175,753)	(173,740)	(222,406)
Deposit insurance fund fees	(45,199)	(40,697)	(37,304)
Interest on lease payments, Note 8(e)	(16,568)
Other interest and similar expenses	(8,769)	(6,907)	(8,362)
Total	S/ (1,407,897)	S/ (1,170,586)	S/ (1,119,889)